Income Taxes - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			$ 1,455	$ 1,209
Unused tax losses for which a deferred tax asset has not been recognised			553	702
Capital tax losses for which no deferred tax asset recognised			101	102
Temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognised			$ 6,068	$ 5,723
Tax rate and other legislative changes			0.10%	0.00%
Applicable tax rate			26.50%	26.75%
Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate			0.00%
Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate			30.00%
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses			$ 1	$ 30
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses			455	460
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses			178	176
Tax rate and other legislative changes	8.00%	12.00%
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated non-capital tax losses			3,317	3,245
Unused tax losses | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			$ 1	$ 6